ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 25, 2021	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowing		$ 2,000	$ 6,277
Haitaoche
Issuance of shares through private placement	74,035,502
Equity interest subscribed	100.00%